Derivative Financial Instruments (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2022
Derivative Financial Instruments
Net change in the fair value of derivative liabilities		$ 52,000	$ 219,000
Derivative liability	$ 265,000	112,000	0	$ 163,000	$ 164,000
Extinguishment of derivative liabilities	265,000	$ 112,000	$ 382,000	$ 382,000
Change in fair value of component of other income and expenses	22,000
Recognized derivative liabilities upon issuance of additional secured convertible debentures	$ 175,000